Prepayments and other receivables	12 Months Ended
Dec. 31, 2025
Prepayments and other receivables
Prepayments and other receivables

Note 20     Prepayments and other receivables

Amounts in US$ '000	2025	2024
V.A.T.	2,264	3,734
Income tax payments in advance	13,153	1,112
Other prepaid taxes	965	227
To be recovered from co-venturers (Note 33)	14,610	9,740
Prepayments and other receivables	15,392	13,484
Advanced payment for unconsummated transaction in Argentina (a)	—	54,084
	46,384	82,381
Classified as follows:
Current	42,394	79,731
Non-current	3,990	2,650
	46,384	82,381
(a)	In May 2025, Phoenix Global Resources (“PGR”) exercised its contractual right to withdraw from the transaction and reimbursed the advance payment made in 2024. See Note 34.5.

Movements on the Group provision for impairment of prepayments and other receivables are as follows:

Amounts in US$ '000	2025	2024
At January 1	16	18
Foreign exchange loss (gain)	2	(2)
	18	16